Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (3,808,716)	$ (5,701,936)	$ (8,096,408)	$ (877,867)
Adjustments to reconcile net loss to cash (used in) provided by operating activities
Depreciation and amortization	949	808	1,138	283
Bad debt		6,200
Stock-based compensation	1,489,026	2,872,438	3,155,974	463,750
Amortization of debt discount	108,003	74,493	108,752	28,784
Loss on settlement of debt	(1,128,259)	(2,229,100)	(3,488,400)
Initial derivative expense	274,717
Change in fair value of derivative liabilities	116,056
Change in operating assets and liabilities
Accounts receivable	8,131	40,032		(10,188)
Prepaid expense	(424,744)	(285,335)	(1,013,055)
Accounts payable and accrued liabilities	103,487	73,610	93,800	213,448
Net cash used in operating activities	(403,718)	(199,984)	(235,289)	(161,414)
Cash flows from investing activities
Purchase of property and equipment	1,616	1,743	1,743	1,977
Net cash used in investing activities	(1,616)	(1,743)	(1,743)	(1,977)
Cash flow from financing activities
Advance by related party	93,488	59,668	127,043	39,881
Repayment of advances to related party	51,253	66,990	153,906	12,946
Proceeds from notes payable	183,644	195,691	247,853	153,947
Repayments of notes payable	107,380
Proceeds from convertible note	175,000
Proceeds from issuance of common stock	111,500
Net cash provided by financing activities	404,999	188,369	220,990	180,882
Net change in cash	(335)	(13,358)	(16,042)	17,491
Cash, beginning of the period	2,729	18,771	18,771	1,280
Cash, end of the period	2,394	5,413	2,729	18,771
Cash paid during the year: Interest paid
Cash paid during the year: Income taxes paid
Supplemental disclosure of non-cash investing and financing activities
Issue of shares for prepaid expense		1,437,800	1,437,800
Issue of shares to settle accounts payable and accrued liabilities	41,360	237,616	237,618
Issue of non-redeemable convertible notes to settle notes payable	127,853	378,995	378,995
Issue of shares to settle non-redeemable convertible notes	1,131,600	162,220	162,900
Issue of shares to settle convertible note	63,160
Issue of shares to settle shares to be issued	911,000	932,218	$ 932,218
Transfer of trade accounts payable to due to related party	11,817
Transfer of accrued compensation to promissory note	103,952
Transfer of advances to promissory note	68,924
Transfer of notes payable to promissory note	76,263
Initial debt discount from derivative	$ 175,000